December 31, 2005	• Pacific Select Fund • Separate Account A of Pacific Life Insurance Company

Annual
Report

Pacific Select

TABLE OF CONTENTS
PACIFIC SELECT FUND

Chairman’s Letter	A-1
Performance Discussion	A-2
Disclosure of Fund Expenses	B-1
Schedules of Investments and Notes	C-1
Financial Statements:
Statements of Assets and Liabilities	D-1
Statements of Operations	D-6
Statements of Changes in Net Assets	D-11
Financial Highlights	E-1
Notes to Financial Statements	F-1
Report of Independent Registered Public Accounting Firm	G-1
Trustees and Officers Information	H-1
Approval of Investment Advisory Agreement and Portfolio Management Agreements	H-3
Where to Go for More Information	H-10

     The 2005 Annual Report for the American Funds® Insurance Series (“AFIS”) will be mailed separately to all Pacific Life Insurance Company and Pacific Life & Annuity Company variable life insurance policyholders and variable annuity contract owners with allocations to the American Funds® Growth-Income and American Funds® Growth Portfolios of the Pacific Select Fund (“PSF”). For those shareholders, the AFIS Annual Report should be read in conjunction with the PSF Annual Report included herein.
SEPARATE ACCOUNT A

     The 2005 Annual Reports for all underlying investment options other than Pacific Select Fund may be mailed separately to Pacific Life Insurance Company variable annuity contract owners with allocations to those options and should be read in conjunction with the Separate Account Annual Report included herein.

SEPARATE ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2005
(In thousands, except accumulation unit values)

	Blue	Aggressive	Financial	Diversified		American Funds®	American Funds®		Short
	Chip	Growth	Services	Research	Equity	Growth-Income	Growth	Technology	Duration Bond
	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account (1)	Account (1)	Account	Account

ASSETS
Investments:
Blue Chip Portfolio	$1,059,648
Aggressive Growth Portfolio		$51,770
Financial Services Portfolio			$67,756
Diversified Research Portfolio				$996,006
Equity Portfolio					$191,643
American Funds® Growth-Income Portfolio						$724,015
American Funds® Growth Portfolio							$993,434
Technology Portfolio								$96,620
Short Duration Bond Portfolio									$1,448,900
Receivables:
Due from Pacific Life Insurance Company	1,162	—	—	464	—	1,485	1,494	—	2,105
Fund shares redeemed	—	23	67	—	204	—	—	179	—

Total Assets	1,060,810	51,793	67,823	996,470	191,847	725,500	994,928	96,799	1,451,005

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	23	67	—	204	—	—	179	—
Fund shares purchased	1,162	—	—	464	—	1,485	1,494	—	2,105
Other	10	3	5	94	14	78	106	7	57

Total Liabilities	1,172	26	72	558	218	1,563	1,600	186	2,162

NET ASSETS	$1,059,638	$51,767	$67,751	$995,912	$191,629	$723,937	$993,328	$96,613	$1,448,843

NET ASSETS CONSIST OF:
Accumulation units	$1,059,373	$51,765	$67,746	$995,644	$191,403	$723,826	$993,194	$96,600	$1,448,151
Contracts in payout (annuitization) period	265	2	5	268	226	111	134	13	692

NET ASSETS	$1,059,638	$51,767	$67,751	$995,912	$191,629	$723,937	$993,328	$96,613	$1,448,843

Units Outstanding	132,162	5,612	6,046	86,073	14,090	66,574	83,851	15,129	145,422

Accumulation Unit Values	$7.46-$9.02	$8.54-$10.60	$10.73-$11.79	$11.13-$11.64	$9.15-$14.19	$10.84-$10.96	$11.81-$11.94	$5.22-$8.84	$9.84-$10.27

Cost of Investments	$917,200	$37,046	$51,170	$863,757	$168,286	$681,953	$869,697	$62,092	$1,479,752

(1)	Operations commenced during 2005 (See Note 1 to Financial Statements).
See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2005
(In thousands, except accumulation unit values)

	Concentrated	Growth	Focused	Health	Mid-Cap	International	Capital	International	Equity
	Growth	LT	30	Sciences	Value	Value	Opportunities	Large-Cap	Index
	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account (1)	Account	Account	Account	Account	Account	Account	Account	Account

ASSETS
Investments:
Concentrated Growth Portfolio (1)	$38,782
Growth LT Portfolio		$1,027,298
Focused 30 Portfolio			$116,456
Health Sciences Portfolio				$117,793
Mid-Cap Value Portfolio					$2,387,142
International Value Portfolio						$1,541,313
Capital Opportunities Portfolio							$73,560
International Large-Cap Portfolio								$2,677,028
Equity Index Portfolio									$1,308,296
Receivables:
Due from Pacific Life Insurance Company	—	177	—	—	2,053	1,050	22	2,246	1,429
Fund shares redeemed	15	—	215	213	—	—	—	—	—
Other	—	—	—	—	—	71	16	—	—

Total Assets	38,797	1,027,475	116,671	118,006	2,389,195	1,542,434	73,598	2,679,274	1,309,725

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	15	—	215	213	—	—	—	—	—
Fund shares purchased	—	177	—	—	2,053	1,050	22	2,246	1,429
Other	3	45	7	7	192	—	—	167	121
Total Liabilities	18	222	222	220	2,245	1,050	22	2,413	1,550

NET ASSETS	$38,779	$1,027,253	$116,449	$117,786	$2,386,950	$1,541,384	$73,576	$2,676,861	$1,308,175

NET ASSETS CONSIST OF:
Accumulation units	$38,774	$1,026,776	$116,425	$117,778	$2,386,136	$1,540,762	$73,563	$2,676,270	$1,307,669
Contracts in payout (annuitization) period	5	477	24	8	814	622	13	591	506

NET ASSETS	$38,779	$1,027,253	$116,449	$117,786	$2,386,950	$1,541,384	$73,576	$2,676,861	$1,308,175

Units Outstanding	8,475	58,503	11,031	10,481	127,837	114,680	8,458	282,389	80,050

Accumulation Unit Values	$4.12-$8.78	$9.27-$22.23	$9.19-$14.68	$10.28-$12.99	$14.96-$20.31	$11.66-$14.35	$8.27-$9.36	$8.30-$13.17	$10.41-$19.97

Cost of Investments	$24,534	$821,850	$81,954	$86,642	$1,952,152	$1,031,443	$53,104	$2,007,167	$1,138,233

(1)	Formerly named I-Net TollkeeperSM Variable Account and I-Net Tollkeeper PortfolioSM.
See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2005
(In thousands, except accumulation unit values)

	Small-Cap	Fasciano	Small-Cap	Multi-	Main	Emerging	Managed	Inflation	Money
	Index	Small Equity	Value	Strategy	Street® Core	Markets	Bond	Managed	Market
	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account (1)	Account	Account	Account	Account	Account	Account	Account

ASSETS
Investments:
Small-Cap Index Portfolio	$937,407
Fasciano Small Equity Portfolio (1)		$472,938
Small-Cap Value Portfolio			$417,235
Multi-Strategy Portfolio				$325,892
Main Street® Core Portfolio					$1,595,311
Emerging Markets Portfolio						$1,098,977
Managed Bond Portfolio							$2,722,748
Inflation Managed Portfolio								$2,430,701
Money Market Portfolio									$552,654
Receivables:
Due from Pacific Life Insurance Company	527	791	73	—	1,363	—	2,702	2,994	—
Fund shares redeemed	—	—	—	168	—	290	—	—	521
Other	—	—	—	—	—	320	—	—	—

Total Assets	937,934	473,729	417,308	326,060	1,596,674	1,099,587	2,725,450	2,433,695	553,175

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	—	168	—	290	—	—	521
Fund shares purchased	527	791	73	—	1,363	—	2,702	2,994	—
Other	71	36	2	19	123	—	192	164	158

Total Liabilities	598	827	75	187	1,486	290	2,894	3,158	679

NET ASSETS	$937,336	$472,902	$417,233	$325,873	$1,595,188	$1,099,297	$2,722,556	$2,430,537	$552,496

NET ASSETS CONSIST OF:
Accumulation units	$937,031	$472,726	$417,030	$325,486	$1,594,340	$1,098,986	$2,721,133	$2,429,329	$549,917
Contracts in payout (annuitization) period	305	176	203	387	848	311	1,423	1,208	2,579

NET ASSETS	$937,336	$472,902	$417,233	$325,873	$1,595,188	$1,099,297	$2,722,556	$2,430,537	$552,496

Units Outstanding	62,917	41,021	24,219	20,084	115,689	55,958	186,046	157,433	47,882

Accumulation Unit Values	$13.55-$15.06	$10.72-$12.56	$17.02-$17.76	$11.61-$17.90	$9.58-$16.68	$16.62-$29.77	$12.09-$16.27	$12.93-$17.07	$9.89-$12.43

Cost of Investments	$692,607	$398,629	$291,543	$283,398	$1,478,885	$594,547	$2,739,653	$2,435,601	$551,843

(1)	Formerly named Aggressive Equity Variable Account and Aggressive Equity Portfolio.
See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2005
(In thousands, except accumulation unit values)

	High Yield	Equity	Large-Cap		Mid-Cap	Real	VN Small-
	Bond	Income	Value	Comstock	Growth	Estate	Cap Value	Jennison	Value
	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account	Account (1)	Account	Account

ASSETS
Investments:
High Yield Bond Portfolio	$707,420
Equity Income Portfolio		$125,500
Large-Cap Value Portfolio			$1,624,956
Comstock Portfolio				$821,075
Mid-Cap Growth Portfolio					$231,713
Real Estate Portfolio						$674,583
VN Small-Cap Value Portfolio							$62,330
Jennison Portfolio (Class II)								$586
Value Portfolio (Class II)									$819
Receivables:
Due from Pacific Life Insurance Company	—	—	1,035	441	143	—	68	—	—
Fund shares redeemed	487	9	—	—	—	18	—	—	—
Other	7	—	—	—	—	—	—	—	—

Total Assets	707,914	125,509	1,625,991	821,516	231,856	674,601	62,398	586	819

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	487	9	—	—	—	18	—	—	—
Fund shares purchased	—	—	1,035	441	143	—	68	—	—
Other	—	3	14	43	15	38	6	—	—

Total Liabilities	487	12	1,049	484	158	56	74	—	—

NET ASSETS	$707,427	$125,497	$1,624,942	$821,032	$231,698	$674,545	$62,324	$586	$819

NET ASSETS CONSIST OF:
Accumulation units	$707,071	$125,356	$1,624,243	$820,829	$231,657	$674,187	$62,320	$586	$819
Contracts in payout (annuitization) period	356	141	699	203	41	358	4	—	—

NET ASSETS	$707,427	$125,497	$1,624,942	$821,032	$231,698	$674,545	$62,324	$586	$819

Units Outstanding	53,083	10,320	131,227	78,368	28,496	25,484	5,459	52	63

Accumulation Unit Values	$11.54-$14.22	$11.94-$12.73	$10.80-$13.24	$10.06-$11.33	$7.36-$9.85	$21.58-$28.79	$11.38-$11.50	$11.22-$11.39	$12.84-$13.03

Cost of Investments	$668,384	$ 92,359	$1,305,973	$691,885	$155,726	$380,306	$59,163	$346	$514

(1) Operations commenced during 2005 (See Note 1 to Financial Statements).
See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2005
(In thousands, except accumulation unit values)

			JPMorgan	JPMorgan	JPMorgan	JPMorgan	JPMorgan	JPMorgan
	SP William Blair	SP Prudential	Investment	Investment	Investment	Investment	Investment	Investment
	International	U.S. Emerging	Trust	Trust	Trust	Trust	Trust	Trust
	Growth	Growth	Bond	Equity Index	Diversified Equity	Mid Cap Value	Large Cap Growth	Mid Cap Growth
	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account (1)	Account (1)	Account (1)	Account (1)	Account (1)	Account (1)

ASSETS
Investments:
SP William Blair International Growth Portfolio (Class II)	$642
SP Prudential U.S. Emerging Growth Portfolio (Class II)		$298
JPMorgan Investment Trust Bond Portfolio (1)			$127,273
JPMorgan Investment Trust Equity Index Portfolio (1)				$444
JPMorgan Investment Trust Diversified Equity Portfolio (1)					$169
JPMorgan Investment Trust Mid Cap Value Portfolio (1)						$96,938
JPMorgan Investment Trust Large Cap Growth Portfolio (1)							$75,040
JPMorgan Investment Trust Mid Cap Growth Portfolio (1)								$220
Receivables:
Due from Pacific Life Insurance Company	—	—	265	—	—	152	124	—
Other	—	—	3	—	—	1	—	—

Total Assets	642	298	127,541	444	169	97,091	75,164	220

LIABILITIES
Payables:
Fund shares purchased	—	—	265	—	—	152	124	—
Other	—	—	—	—	—	—	2	—

Total Liabilities	—	—	265	—	—	152	126	—

NET ASSETS	$642	$298	$127,276	$444	$169	$96,939	$75,038	$220

NET ASSETS CONSIST OF:
Accumulation units	$642	$298	$127,276	$444	$169	$96,939	$75,038	$220
Contracts in payout (annuitization) period	—	—	—	—	—	—	—	—

NET ASSETS	$642	$298	$127,276	$444	$169	$96,939	$75,038	$220

Units Outstanding	47	22	12,119	40	16	8,127	6,941	19

Accumulation Unit Values	$13.49-$13.69	$13.57-$13.78	$10.50	$10.98	$10.65	$11.89-$11.93	$10.78-$10.81	$11.68

Cost of Investments	$326	$238	$127,173	$409	$161	$91,593	$68,777	$191

(1) JPMorgan Investment Trust was formerly named One Group® Investment Trust.
See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
(In thousands)

	Blue	Aggressive	Financial	Diversified		American Funds	American Funds		Short
	Chip	Growth	Services	Research	Equity	Growth-Income	Growth	Technology	Duration Bond
	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account (1)	Account (1)	Account	Account

INVESTMENT INCOME
Dividends	$3,762	$—	$907	$4,233	$483	$7,122	$3,718	$—	$40,597

Total Investment Income	3,762	—	907	4,233	483	7,122	3,718	—	40,597

EXPENSES
Mortality and expense risk fees and administrative fees	18,229	815	1,017	10,906	2,844	5,759	7,580	1,119	19,662
Charges for Stepped-Up death benefit rider	458	23	26	282	70	141	183	32	447
Charges for Premier death benefit rider	246	20	31	178	75	53	66	28	215

Total Expenses	18,933	858	1,074	11,366	2,989	5,953	7,829	1,179	20,324

Net Investment Income (Loss)	(15,171)	(858)	(167)	(7,133)	(2,506)	1,169	(4,111)	(1,179)	20,273

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	(46,156)	1,840	2,426	(479)	(7,837)	(125)	(124)	1,117	(7,216)
Realized gain distributions	—	—	378	—	—	—	—	—	—

Realized Gain (Loss)	(46,156)	1,840	2,804	(479)	(7,837)	(125)	(124)	1,117	(7,216)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	32,972	789	(774)	61,002	18,530	42,062	123,737	14,661	(12,331)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($28,355)	$1,771	$1,863	$53,390	$8,187	$43,106	$119,502	$14,599	$726

(1) Operations commenced during 2005 (See Note 1 to Financial Statements).
See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2005
(In thousands)

	Concentrated	Growth	Focused	Health	Mid-Cap	International	Capital	International	Equity
	Growth	LT	30	Sciences	Value	Value	Opportunities	Large-Cap	Index
	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account(1)	Account	Account	Account	Account	Account	Account	Account	Account

INVESTMENT INCOME
Dividends	$—	$2,452	$908	$—	$12,192	$28,375	$778	$19,544	$18,589

Total Investment Income	—	2,452	908	—	12,192	28,375	778	19,544	18,589

EXPENSES
Mortality and expense risk fees and administrative fees	617	15,061	1,295	1,555	27,745	21,627	2,428	30,117	15,378
Charges for Stepped-Up death benefit rider	15	362	35	41	694	502	66	736	335
Charges for Premier death benefit rider	17	269	26	39	433	294	45	359	248

Total Expenses	649	15,692	1,356	1,635	28,872	22,423	2,539	31,212	15,961

Net Investment Income (Loss)	(649)	(13,240)	(448)	(1,635)	(16,680)	5,952	(1,761)	(11,668)	2,628

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	2,570	(60,487)	220	421	(2,832)	44,526	13,287	(1,933)	908
Realized gain distributions	—	—	—	2,084	170,943	—	—	—	5,395

Realized Gain (Loss)	2,570	(60,487)	220	2,505	168,111	44,526	13,287	(1,933)	6,303

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(1,989)	118,683	16,509	12,507	23,291	59,879	(25,552)	270,599	45,280

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($68)	$44,956	$16,281	$13,377	$174,722	$110,357	($14,026)	$256,998	$54,211

(1)	Formerly named I-Net Tollkeeper Variable Account.

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2005
(In thousands)

	Small-Cap	Fasciano	Small-Cap	Multi-	Main	Emerging	Managed	Inflation	Money
	Index	Small Equity	Value	Strategy	Street Core	Markets	Bond	Managed	Market
	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account(1)	Account	Account	Account	Account	Account	Account	Account

INVESTMENT INCOME
Dividends	$4,439	$965	$4,987	$7,237	$16,891	$8,921	$84,573	$66,200	$17,648

Total Investment Income	4,439	965	4,987	7,237	16,891	8,921	84,573	66,200	17,648

EXPENSES
Mortality and expense risk fees and administrative fees	12,823	4,852	6,627	4,996	19,129	11,220	36,655	32,475	9,269
Charges for Stepped-Up death benefit rider	321	119	157	118	470	270	845	725	173
Charges for Premier death benefit rider	236	67	82	92	273	138	552	411	167

Total Expenses	13,380	5,038	6,866	5,206	19,872	11,628	38,052	33,611	9,609

Net Investment Income (Loss)	(8,941)	(4,073)	(1,879)	2,031	(2,981)	(2,707)	46,521	32,589	8,039

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	2,362	1,230	13,951	2,738	(9,448)	(597)	(1,891)	(6,028)	11
Realized gain distributions	—	—	16,547	—	—	—	76,601	145,758	—

Realized Gain (Loss)	2,362	1,230	30,498	2,738	(9,448)	(597)	74,710	139,730	11

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	29,733	23,558	9,653	2,519	87,407	290,166	(94,582)	(149,831)	(53)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$23,154	$20,715	$38,272	$7,288	$74,978	$286,862	$26,649	$22,488	$7,997

(1)	Formerly named Aggressive Equity Variable Account.

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2005
(In thousands)

	High Yield	Equity	Large-Cap		Mid-Cap	Real	VN Small-
	Bond	Income	Value	Comstock	Growth	Estate	Cap Value	Jennison	Value
	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account	Account(1)	Account	Account

INVESTMENT INCOME
Dividends	$47,225	$2,161	$20,615	$11,905	$—	$5,514	$261	$—	$7

Total Investment Income	47,225	2,161	20,615	11,905	—	5,514	261	—	7

EXPENSES
Mortality and expense risk fees and administrative fees	9,812	2,364	26,994	10,736	2,844	8,895	455	8	11
Charges for Stepped-Up death benefit rider	207	63	670	257	78	209	11	—	1
Charges for Premier death benefit rider	149	52	409	141	70	139	4	1	1

Total Expenses	10,168	2,479	28,073	11,134	2,992	9,243	470	9	13

Net Investment Income (Loss)	37,057	(318)	(7,458)	771	(2,992)	(3,729)	(209)	(9)	(6)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	(1,032)	8,705	(2,205)	(1,245)	524	(560)	(62)	11	20
Realized gain distributions	—	4,294	—	26,245	—	23,694	1,852	—	—

Realized Gain (Loss)	(1,032)	12,999	(2,205)	25,000	524	23,134	1,790	11	20

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(29,762)	(9,420)	35,831	(2,944)	31,206	66,402	3,167	62	90

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,263	$3,261	$26,168	$22,827	$28,738	$85,807	$4,748	$64	$104

(1)	Operations commenced during 2005 (See Note 1 to Financial Statements).

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2005
(In thousands)

			JPMorgan	JPMorgan	JPMorgan	JPMorgan	JPMorgan	JPMorgan
	SP William Blair	SP Prudential	Investment	Investment	Investment	Investment	Investment	Investment
	International	U.S. Emerging	Trust	Trust	Trust	Trust	Trust	Trust
	Growth	Growth	Bond	Equity Index	Diversified Equity	Mid Cap Value	Large Cap Growth	Mid Cap Growth
	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account(1)	Account(1)	Account(1)	Account(1)	Account(1)	Account(1)

INVESTMENT INCOME
Dividends	$2	$—	$2,130	$5	$2	$139	$248	$—

Total Investment Income	2	—	2,130	5	2	139	248	—

EXPENSES
Mortality and expense risk fees and administrative fees	9	3	1,109	5	3	755	712	2
Charges for Stepped-Up death benefit rider	—	—	8	—	—	6	5	—
Charges for Premier death benefit rider	1	1	—	—	—	—	—	1

Total Expenses	10	4	1,117	5	3	761	717	3

Net Investment Income (Loss)	(8)	(4)	1,013	—	(1)	(622)	(469)	(3)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	50	2	—	—	—	(2)	(904)	—
Realized gain distributions	31	44	—	—	—	1,609	—	—

Realized Gain (Loss)	81	46	—	—	—	1,607	(904)	—

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	1	(2)	(174)	17	6	4,423	4,498	25

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$74	$40	$839	$17	$5	$5,408	$3,125	$22

(1)	JPMorgan Investment Trust was formerly named One Group® Investment Trust.

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS
(In thousands)

	Blue Chip		Aggressive Growth		Financial Services		Diversified Research
	Variable Account		Variable Account		Variable Account		Variable Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005	2004	2005	2004	2005	2004	2005	2004

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($15,171)	($10,246)	($858)	($939)	($167)	($634)	($7,133)	($3,314)
Realized gain (loss)	(46,156)	(7,029)	1,840	(212)	2,804	315	(479)	(1,182)
Change in unrealized appreciation (depreciation) on investments	32,972	75,573	789	6,614	(774)	5,688	61,002	41,682

Net Increase (Decrease) in Net Assets Resulting from Operations	(28,355)	58,298	1,771	5,463	1,863	5,369	53,390	37,186

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	303,943	443,839	2,464	4,954	2,804	6,874	147,037	43,641
Transfers between variable and fixed accounts, net	(810,035)	301,229	(9,676)	1,972	(9,281)	(4,108)	417,379	89,015
Transfers—policy charges and deductions	(11,684)	(9,736)	(486)	(467)	(588)	(498)	(6,914)	(3,287)
Transfers—surrenders	(81,939)	(70,798)	(6,984)	(4,456)	(8,943)	(6,769)	(57,213)	(24,494)
Adjustments to net assets allocated to contracts in payout (annuitization) period	—	—	—	—	—	—	—	—
Transfers—other	92	(88)	3	3	1	(2)	(72)	(62)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(599,623)	664,446	(14,679)	2,006	(16,007)	(4,503)	500,217	104,813

NET INCREASE (DECREASE) IN NET ASSETS	(627,978)	722,744	(12,908)	7,469	(14,144)	866	553,607	141,999

NET ASSETS
Beginning of Year	1,687,616	964,872	64,675	57,206	81,895	81,029	442,305	300,306

End of Year	$1,059,638	$1,687,616	$51,767	$64,675	$67,751	$81,895	$995,912	$442,305

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(In thousands)

	Equity		American Funds Growth-Income	American Funds Growth	Technology
	Variable Account		Variable Account	Variable Account	Variable Account
	Year Ended	Year Ended	Period Ended	Period Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005	2004	2005(1)	2005(1)	2005	2004

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($2,506)	($1,875)	$1,169	($4,111)	($1,179)	($1,298)
Realized gain (loss)	(7,837)	(26,162)	(125)	(124)	1,117	(1,441)
Change in unrealized appreciation on investments	18,530	34,986	42,062	123,737	14,661	3,059

Net Increase in Net Assets Resulting from Operations	8,187	6,949	43,106	119,502	14,599	320

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	2,894	4,310	131,737	166,975	3,037	7,842
Transfers between variable and fixed accounts, net	(17,488)	(32,302)	575,313	741,046	9,436	(25,000)
Transfers—policy charges and deductions	(6,978)	(3,285)	(2,750)	(3,551)	(440)	(620)
Transfers—surrenders	(19,903)	(19,075)	(23,389)	(30,525)	(9,179)	(6,888)
Adjustments to net assets allocated to contracts in payout (annuitization) period	—	—	—	—	—	—
Transfers—other	12	5	(80)	(119)	(4)	(17)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(41,463)	(50,347)	680,831	873,826	2,850	(24,683)

NET INCREASE (DECREASE) IN NET ASSETS	(33,276)	(43,398)	723,937	993,328	17,449	(24,363)

NET ASSETS
Beginning of Year/Period	224,905	268,303	—	—	79,164	103,527

End of Year/Period	$191,629	$224,905	$723,937	$993,328	$96,613	$79,164

(1)	Operations commenced during 2005 (See Note 1 to Financial Statements).

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(In thousands)

	Short Duration Bond		Concentrated Growth		Growth LT		Focused 30
	Variable Account		Variable Account(1)		Variable Account		Variable Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005	2004	2005	2004	2005	2004	2005	2004

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$20,273	$10,817	($649)	($759)	($13,240)	($16,607)	($448)	($968)
Realized gain (loss)	(7,216)	(1,751)	2,570	361	(60,487)	(106,148)	220	(84)
Change in unrealized appreciation (depreciation) on investments	(12,331)	(14,056)	(1,989)	4,700	118,683	219,455	16,509	9,490

Net Increase (Decrease) in Net Assets Resulting from Operations	726	(4,990)	(68)	4,302	44,956	96,700	16,281	8,438

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	357,945	399,092	1,288	3,012	142,071	182,171	5,630	6,181
Transfers between variable and fixed accounts, net	(81,679)	170,906	(7,173)	(7,570)	(274,586)	(66,251)	28,688	7,573
Transfers—policy charges and deductions	(16,509)	(10,415)	(246)	(567)	(12,681)	(12,007)	(651)	(626)
Transfers—surrenders	(93,662)	(71,113)	(5,098)	(4,415)	(92,058)	(78,491)	(10,840)	(5,271)
Adjustments to net assets allocated to contracts in payout (annuitization) period	—	—	—	—	—	1	—	—
Transfers—other	(10)	(85)	—	(3)	24	(188)	2	9

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	166,085	488,385	(11,229)	(9,543)	(237,230)	25,235	22,829	7,866

NET INCREASE (DECREASE) IN NET ASSETS	166,811	483,395	(11,297)	(5,241)	(192,274)	121,935	39,110	16,304

NET ASSETS
Beginning of Year	1,282,032	798,637	50,076	55,317	1,219,527	1,097,592	77,339	61,035

End of Year	$1,448,843	$1,282,032	$38,779	$50,076	$1,027,253	$1,219,527	$116,449	$77,339

(1)	Formerly named I-Net Tollkeeper Variable Account.

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(In thousands)

	Health Sciences		Mid-Cap Value		International Value		Capital Opportunities
	Variable Account		Variable Account		Variable Account		Variable Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005	2004	2005	2004	2005	2004	2005	2004

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($1,635)	($1,690)	($16,680)	($12,629)	$5,952	$3,009	($1,761)	($1,909)
Realized gain (loss)	2,505	(844)	168,111	(3,569)	44,526	(6,787)	13,287	(7,979)
Change in unrealized appreciation (depreciation) on investments	12,507	7,267	23,291	255,777	59,879	200,921	(25,552)	39,251

Net Increase (Decrease) in Net Assets Resulting from Operations	13,377	4,733	174,722	239,579	110,357	197,143	(14,026)	29,363

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	4,444	9,088	380,929	216,312	329,193	379,890	32,354	88,771
Transfers between variable and fixed accounts, net	9,397	1,298	627,710	95,245	(384,895)	868	(255,278)	1,007
Transfers—policy charges and deductions	(1,087)	(783)	(24,412)	(9,353)	(13,620)	(11,671)	(1,290)	(1,761)
Transfers—surrenders	(12,577)	(10,536)	(143,449)	(75,470)	(111,859)	(81,094)	(12,807)	(14,064)
Adjustments to net assets allocated to contracts in payout (annuitization) period	—	—	—	(3)	1	—	—	—
Transfers—other	7	(2)	(131)	(190)	14	(53)	31	(4)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	184	(935)	840,647	226,541	(181,166)	287,940	(236,990)	73,949

NET INCREASE (DECREASE) IN NET ASSETS	13,561	3,798	1,015,369	466,120	(70,809)	485,083	(251,016)	103,312

NET ASSETS
Beginning of Year	104,225	100,427	1,371,581	905,461	1,612,193	1,127,110	324,592	221,280

End of Year	$117,786	$104,225	$2,386,950	$1,371,581	$1,541,384	$1,612,193	$73,576	$324,592

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(In thousands)

	International Large-Cap		Equity Index		Small-Cap Index		Fasciano Small Equity
	Variable Account		Variable Account		Variable Account		Variable Account(1)
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005	2004	2005	2004	2005	2004	2005	2004

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($11,668)	($4,692)	$2,628	$1,552	($8,941)	($5,515)	($4,073)	($1,589)
Realized gain (loss)	(1,933)	(2,170)	6,303	(13,613)	2,362	(3,194)	1,230	(302)
Change in unrealized appreciation on investments	270,599	214,718	45,280	75,478	29,733	128,285	23,558	26,316

Net Increase in Net Assets Resulting from Operations	256,998	207,856	54,211	63,417	23,154	119,576	20,715	24,425

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	546,083	377,248	150,445	35,318	143,827	130,761	79,456	27,786
Transfers between variable and fixed accounts, net	480,507	114,003	438,818	(13,099)	(58,138)	223,495	220,588	(64,761)
Transfers—policy charges and deductions	(18,500)	(8,819)	(13,170)	(9,301)	(13,342)	(5,259)	(2,946)	(2,834)
Transfers—surrenders	(135,379)	(65,509)	(104,728)	(66,045)	(73,091)	(44,685)	(25,391)	(13,415)
Adjustments to net assets allocated to contracts in payout (annuitization) period	—	—	—	—	—	—	—	(3)
Transfers—other	(138)	(157)	(95)	(133)	(7)	(215)	(41)	6

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	872,573	416,766	471,270	(53,260)	(751)	304,097	271,666	(53,221)

NET INCREASE (DECREASE) IN NET ASSETS	1,129,571	624,622	525,481	10,157	22,403	423,673	292,381	(28,796)

NET ASSETS
Beginning of Year	1,547,290	922,668	782,694	772,537	914,933	491,260	180,521	209,317

End of Year	$2,676,861	$1,547,290	$1,308,175	$782,694	$937,336	$914,933	$472,902	$180,521

(1)	Formerly named Aggressive Equity Variable Account.

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(In thousands)

	Small-Cap Value		Multi-Strategy		Main Street Core		Emerging Markets
	Variable Account		Variable Account		Variable Account		Variable Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005	2004	2005	2004	2005	2004	2005	2004

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)(1)	($1,879)	$1,655	$2,031	$698	($2,981)	($613)	($2,707)	$2,409
Realized gain (loss)(1)	30,498	6,394	2,738	(2,717)	(9,448)	(8,472)	(597)	(1,825)
Change in unrealized appreciation on investments	9,653	74,601	2,519	30,050	87,407	82,786	290,166	133,189

Net Increase in Net Assets Resulting from Operations	38,272	82,650	7,288	28,031	74,978	73,701	286,862	133,773

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	91,910	136,412	8,270	18,122	265,955	176,531	174,231	85,048
Transfers between variable and fixed accounts, net	(201,608)	54,356	(17,276)	(9,447)	350,540	83,859	156,920	125,162
Transfers—policy charges and deductions	(3,643)	(2,711)	(5,963)	(5,435)	(18,683)	(10,705)	(12,729)	(2,756)
Transfers—surrenders	(32,983)	(21,287)	(35,377)	(29,540)	(104,948)	(64,954)	(56,222)	(21,482)
Adjustments to net assets allocated to contracts in payout (annuitization) period	—	—	2	(1)	—	(3)	1	—
Transfers—other	14	(36)	1	(13)	(77)	(43)	27	9

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(146,310)	166,734	(50,343)	(26,314)	492,787	184,685	262,228	185,981

NET INCREASE (DECREASE) IN NET ASSETS	(108,038)	249,384	(43,055)	1,717	567,765	258,386	549,090	319,754

NET ASSETS
Beginning of Year	525,271	275,887	368,928	367,211	1,027,423	769,037	550,207	230,453

End of Year	$417,233	$525,271	$325,873	$368,928	$1,595,188	$1,027,423	$1,099,297	$550,207

(1)	Prior year net investment income and realized gain for the Small-Cap Value Variable Account have been reclassified to conform with current year presentation. This change had no impact on total net assets.

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(In thousands)

	Managed Bond		Inflation Managed		Money Market		High Yield Bond
	Variable Account		Variable Account		Variable Account		Variable Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005	2004	2005	2004	2005	2004	2005	2004

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)(1)	$46,521	$31,136	$32,589	($11,125)	$8,039	($3,809)	$37,057	$36,501
Realized gain (loss)(1)	74,710	19,098	139,730	104,339	11	114	(1,032)	(2,361)
Change in unrealized appreciation (depreciation) on investments	(94,582)	26,956	(149,831)	29,421	(53)	(68)	(29,762)	11,694

Net Increase (Decrease) in Net Assets Resulting from Operations	26,649	77,190	22,488	122,635	7,997	(3,763)	6,263	45,834

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	458,027	460,700	467,448	426,563	181,131	182,418	97,888	109,224
Transfers between variable and fixed accounts, net	181,923	38,088	158,761	241,943	(15,031)	(68,340)	(29,723)	(79,483)
Transfers—policy charges and deductions	(33,145)	(25,079)	(26,090)	(21,413)	(19,750)	(22,671)	(8,958)	(6,765)
Transfers—surrenders	(214,013)	(154,965)	(183,133)	(121,859)	(180,548)	(188,568)	(68,384)	(58,777)
Adjustments to net assets allocated to contracts in payout (annuitization) period	2	2	7	(4)	1	2	1	1
Transfers—other	(50)	(139)	(42)	(141)	(15)	(261)	(9)	(27)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	392,744	318,607	416,951	525,089	(34,212)	(97,420)	(9,185)	(35,827)

NET INCREASE (DECREASE) IN NET ASSETS	419,393	395,797	439,439	647,724	(26,215)	(101,183)	(2,922)	10,007

NET ASSETS
Beginning of Year	2,303,163	1,907,366	1,991,098	1,343,374	578,711	679,894	710,349	700,342

End of Year	$2,722,556	$2,303,163	$2,430,537	$1,991,098	$552,496	$578,711	$707,427	$710,349

(1)	Prior year net investment income (loss) and realized gain for the Managed Bond and Inflation Managed Variable Accounts have been reclassified to conform with current year presentation. This change had no impact on total net assets.

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(In thousands)

	Equity Income		Large-Cap Value		Comstock		Mid-Cap Growth
	Variable Account		Variable Account		Variable Account		Variable Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005	2004	2005	2004	2005	2004	2005	2004

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($318)	$99	($7,458)	($1,214)	$771	($1,088)	($2,992)	($2,476)
Realized gain (loss)	12,999	(91)	(2,205)	(5,089)	25,000	(463)	524	(8,600)
Change in unrealized appreciation (depreciation) on investments	(9,420)	18,850	35,831	174,178	(2,944)	81,489	31,206	39,920

Net Increase in Net Assets Resulting from Operations	3,261	18,858	26,168	167,875	22,827	79,938	28,738	28,844

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	9,969	26,140	416,166	589,789	172,674	157,984	7,848	13,304
Transfers between variable and fixed accounts, net	(68,780)	16,374	(1,061,347)	218,805	17,325	95,487	26,581	21,154
Transfers—policy charges and deductions	(1,861)	(1,689)	(22,987)	(15,888)	(6,270)	(3,545)	(1,771)	(1,456)
Transfers—surrenders	(17,567)	(13,367)	(132,164)	(112,802)	(55,600)	(29,053)	(20,766)	(11,419)
Adjustments to net assets allocated to contracts in payout (annuitization) period	—	—	1	1	—	—	—	—
Transfers—other	11	(15)	106	(198)	(6)	(34)	11	(35)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(78,228)	27,443	(800,225)	679,707	128,123	220,839	11,903	21,548

NET INCREASE (DECREASE) IN NET ASSETS	(74,967)	46,301	(774,057)	847,582	150,950	300,777	40,641	50,392

NET ASSETS
Beginning of Year	200,464	154,163	2,398,999	1,551,417	670,082	369,305	191,057	140,665

End of Year	$125,497	$200,464	$1,624,942	$2,398,999	$821,032	$670,082	$231,698	$191,057

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(In thousands)

	Real Estate		VN Small-Cap Value	Jennison		Value
	Variable Account		Variable Account	Variable Account		Variable Account
	Year Ended	Year Ended	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005	2004	2005(1)	2005	2004	2005	2004

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)(2)	($3,729)	$5,540	($209)	($9)	($10)	($6)	($6)
Realized gain(2)	23,134	428	1,790	11	40	20	8
Change in unrealized appreciation on investments	66,402	142,239	3,167	62	7	90	107

Net Increase in Net Assets Resulting from Operations	85,807	148,207	4,748	64	37	104	109

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	99,811	88,704	7,827	2	3	—	2
Transfers between variable and fixed accounts, net	(47,197)	10,545	52,373	(5)	(136)	(25)	(191)
Transfers—policy charges and deductions	(5,290)	(3,115)	(137)	(1)	(4)	(40)	(26)
Transfers—surrenders	(49,059)	(31,963)	(2,490)	(20)	(22)	(58)	(23)
Adjustments to net assets allocated to contracts in payout (annuitization) period	2	2	—	—	—	—	—
Transfers—other	(11)	(4)	3	—	1	1	1

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(1,744)	64,169	57,576	(24)	(158)	(122)	(237)

NET INCREASE (DECREASE) IN NET ASSETS	84,063	212,376	62,324	40	(121)	(18)	(128)

NET ASSETS
Beginning of Year/Period	590,482	378,106	—	546	667	837	965

End of Year/Period	$674,545	$590,482	$62,324	$586	$546	$819	$837

(1)	Operations commenced during 2005 (See Note 1 to Financial Statements).

(2)	Prior year net investment income and realized gain for the Real Estate Variable Account have been reclassified to conform with current year presentation. This change had no impact on total net assets.

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(In thousands)

	SP William Blair		SP Prudential		JPMorgan Investment Trust		JPMorgan Investment Trust
	International Growth		U.S. Emerging Growth		Bond		Equity Index
	Variable Account		Variable Account		Variable Account(1)		Variable Account(1)
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended	Year Ended	Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005	2004	2005	2004	2005	2004(2)	2005	2004(2)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($8)	($11)	($4)	($4)	$1,013	($92)	$—	($1)
Realized gain	81	25	46	4	—	—	—	1
Change in unrealized appreciation (depreciation) on investments	1	78	(2)	46	(174)	274	17	17

Net Increase in Net Assets Resulting from Operations	74	92	40	46	839	182	17	17

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	—	2	—	1	68,316	28,902	178	208
Transfers between variable and fixed accounts, net	(90)	(116)	(5)	(38)	30,570	3,332	36	4
Transfers—policy charges and deductions	(26)	(9)	—	—	(1,022)	(98)	—	(2)
Transfers—surrenders	(30)	(13)	(7)	(3)	(3,593)	(143)	(14)	—
Adjustments to net assets allocated to contracts in payout (annuitization) period	—	—	—	—	—	—	—	—
Transfers—other	—	(1)	—	—	(7)	(2)	1	(1)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(146)	(137)	(12)	(40)	94,264	31,991	201	209

NET INCREASE (DECREASE) IN NET ASSETS	(72)	(45)	28	6	95,103	32,173	218	226

NET ASSETS
Beginning of Year/Period	714	759	270	264	32,173	—	226	—

End of Year/Period	$642	$714	$298	$270	$127,276	$32,173	$444	$226

(1)	JPMorgan Investment Trust was formerly named One Group® Investment Trust.

(2)	Operations commenced on June 10, 2004 for JPMorgan Investment Trust Bond and JPMorgan Investment Trust Equity Index Variable Accounts.

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(In thousands)

	JPMorgan Investment Trust		JPMorgan Investment Trust		JPMorgan Investment Trust		JPMorgan Investment Trust
	Diversified Equity		Mid Cap Value		Large Cap Growth		Mid Cap Growth
	Variable Account(1)		Variable Account(1)		Variable Account(1)		Variable Account(1)
	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005	2004(2)	2005	2004(2)	2005	2004(2)	2005	2004(2)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($1)	$—	($622)	($36)	($469)	($83)	($3)	$—
Realized gain (loss)	—	—	1,607	1	(904)	—	—	—
Change in unrealized appreciation on investments	6	3	4,423	922	4,498	1,765	25	4

Net Increase in Net Assets Resulting from Operations	5	3	5,408	887	3,125	1,682	22	4

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	108	67	41,680	10,903	47,227	25,612	118	82
Transfers between variable and fixed accounts, net	2	—	40,158	954	(1,988)	2,307	16	—
Transfers—policy charges and deductions	—	—	(635)	(37)	(575)	(80)	—	—
Transfers—surrenders	(15)	—	(2,313)	(55)	(2,136)	(128)	(23)	—
Adjustments to net assets allocated to contracts in payout (annuitization) period	—	—	—	—	—	—	—	—
Transfers—other	(1)	—	(8)	(3)	(3)	(5)	1	—

Net Increase in Net Assets Derived from Policy Transactions	94	67	78,882	11,762	42,525	27,706	112	82

NET INCREASE IN NET ASSETS	99	70	84,290	12,649	45,650	29,388	134	86

NET ASSETS
Beginning of Year/Period	70	—	12,649	—	29,388	—	86	—

End of Year/Period	$169	$70	$96,939	$12,649	$75,038	$29,388	$220	$86

(1)	JPMorgan Investment Trust was formerly named One Group® Investment Trust.

(2)	Operations commenced on June 10, 2004.

See Notes to Financial Statements

SEPARATE ACCOUNT A
FINANCIAL HIGHLIGHTS
     A summary of total units outstanding, total net assets, accumulation unit values (“AUV”), ratios of investment income to average daily net assets and total returns for each year or period ended December 31 are presented in the table below. The ratios of expenses to average daily net assets for each of the Variable Accounts are discussed in Note 4 to Financial Statements.

	Number of Units		AUV		Investment
	Outstanding	Total Net Assets	at December 31 (1)		Income	Total Return (3)
Variable Accounts	(in '000)	(in '000)	Lowest	Highest	Ratio (2)	Lowest	Highest

Blue Chip
2005	132,162	$1,059,638	$7.46	$9.02	0.31%	0.91%	2.53%
2004	213,592	1,687,616	7.38	8.91	0.77%	2.58%	4.24%
2003	126,242	964,872	7.17	8.66	0.30%	22.88%	24.86%
2002	77,501	477,035	5.82	7.02	0.13%	(27.41%)	(26.24%)
01/02/2001 - 12/31/2001	48,255	399,449	8.00	9.64	0.12%	(19.99%)	(19.71%)

Aggressive Growth
2005	5,612	$51,767	$8.54	$10.60	0.00%	3.51%	5.17%
2004	7,237	64,675	8.23	10.20	0.00%	9.67%	11.44%
2003	7,036	57,206	7.49	9.27	0.00%	24.15%	26.15%
2002	5,912	38,543	6.02	7.44	0.00%	(23.86%)	(22.63%)
01/02/2001 - 12/31/2001	8,029	65,995	7.88	9.74	0.00%	(21.18%)	(20.90%)

Financial Services
2005	6,046	$67,751	$10.73	$11.79	1.33%	3.40%	5.06%
2004	7,595	81,895	10.36	11.36	0.82%	6.57%	8.29%
2003	8,052	81,029	9.69	10.62	0.81%	26.45%	28.49%
2002	6,852	54,325	7.65	8.37	0.25%	(16.28%)	(15.78%)
01/02/2001 - 12/31/2001	5,507	51,666	9.11	9.97	0.47%	(8.90%)	(8.58%)

Diversified Research
2005	86,073	$995,912	$11.13	$11.64	0.57%	3.16%	4.82%
2004	39,648	442,305	10.66	11.24	0.66%	9.00%	10.76%
2003	29,485	300,306	9.66	10.28	0.41%	30.00%	32.10%
2002	22,123	172,513	7.34	7.88	0.29%	(25.70%)	(24.50%)
2001	17,987	187,682	9.75	10.56	0.25%	(4.44%)	(4.10%)

Equity
2005	14,090	$191,629	$9.15	$14.19	0.24%	4.43%	5.05%
2004	17,277	224,905	8.52	13.51	0.71%	3.06%	4.72%
2003	21,361	268,303	8.16	13.03	0.36%	21.87%	23.84%
2002	24,067	247,642	6.61	10.63	0.34%	(27.97%)	(26.95%)
2001 (4)	30,963	444,528	9.07	14.66	0.04%	(23.13%)	(22.86%)

American Funds Growth-Income (5)
05/02/2005 - 12/31/2005	66,574	$723,937	$10.84	$10.96	1.81%	7.28%	8.84%

American Funds Growth (5)
05/02/2005 - 12/31/2005	83,851	$993,328	$11.81	$11.94	0.72%	16.32%	18.57%

Technology
2005	15,129	$96,613	$5.22	$8.84	0.00%	19.31%	21.23%
2004	14,999	79,164	4.37	7.38	0.00%	1.61%	3.25%
2003	20,347	103,527	4.29	7.24	0.00%	39.77%	42.02%
2002	9,251	34,306	3.06	5.16	0.00%	(47.41%)	(46.56%)
01/02/2001 - 12/31/2001	6,252	42,027	5.80	9.78	0.00%	(41.97%)	(41.77%)

Short Duration Bond
2005	145,422	$1,448,843	$9.84	$10.27	3.05%	(0.43%)	1.17%
2004	128,724	1,282,032	9.88	10.15	2.55%	(0.80%)	0.80%
05/01/2003 - 12/31/2003	79,924	798,637	9.96	10.07	2.69%	(0.38%)	0.69%

Concentrated Growth (6)
2005	8,475	$38,779	$4.12	$8.78	0.00%	0.32%	1.94%
2004	10,997	50,076	4.09	8.72	0.00%	10.42%	12.21%
2003	13,372	55,317	3.70	7.87	0.00%	40.39%	41.23%
2002	12,344	34,687	2.63	5.58	0.00%	(39.84%)	(39.47%)
2001	13,556	60,855	4.35	9.25	0.00%	(35.05%)	(34.82%)

Growth LT
2005	58,503	$1,027,253	$9.27	$22.23	0.24%	5.55%	7.25%
2004	73,097	1,219,527	8.67	20.93	0.00%	8.21%	9.96%
2003	68,735	1,097,592	7.92	19.23	0.00%	31.33%	33.44%
2002	67,888	859,556	5.95	14.55	1.02%	(30.38%)	(29.26%)
2001 (4)	65,466	1,282,100	8.45	20.78	1.05%	(30.79%)	(30.54%)

Focused 30
2005	11,031	$116,449	$9.19	$14.68	1.03%	19.66%	21.58%
2004	8,930	77,339	7.66	12.23	0.06%	12.57%	14.39%
2003	8,039	61,035	6.79	10.82	0.00%	39.44%	41.69%
2002	5,927	31,967	4.86	7.73	0.16%	(30.81%)	(29.69%)
2001	6,307	47,227	7.00	11.14	0.07%	(14.87%)	(14.57%)

See Notes to Financial Statements	See Explanation of References on Page J-4

SEPARATE ACCOUNT A
FINANCIAL HIGHLIGHTS (Continued)

	Number of Units		AUV		Investment
	Outstanding	Total Net Assets	at December 31 (1)		Income	Total Return (3)
Variable Accounts	(in '000)	(in '000)	Lowest	Highest	Ratio (2)	Lowest	Highest

Health Sciences
2005	10,481	$117,786	$10.28	$12.99	0.00%	13.01%	14.82%
2004	10,537	104,225	9.07	11.45	0.00%	5.41%	7.11%
2003	10,734	100,427	8.59	10.83	0.00%	25.29%	27.31%
2002	8,457	63,160	6.84	8.61	0.00%	(24.83%)	(23.61%)
01/02/2001 - 12/31/2001	7,240	70,563	9.07	11.42	0.00%	(9.30%)	(8.98%)

Mid-Cap Value
2005	127,837	$2,386,950	$14.96	$20.31	0.64%	6.72%	8.43%
2004	78,005	1,371,581	13.84	18.91	0.40%	22.60%	24.58%
2003	63,136	905,461	11.15	15.33	0.62%	26.55%	28.59%
2002 (4)	48,654	554,894	8.70	12.05	0.43%	(16.15%)	(14.80%)
2001 (4)	43,748	606,359	10.25	14.28	0.83%	11.32%	11.72%

International Value
2005	114,680	$1,541,384	$11.66	$14.35	1.93%	7.27%	8.99%
2004	128,990	1,612,193	10.87	13.30	1.75%	14.12%	15.96%
2003	102,714	1,127,110	9.53	11.58	2.00%	25.19%	27.20%
2002	69,035	609,313	7.61	9.20	1.04%	(15.61%)	(14.25%)
2001 (4)	56,038	597,761	9.02	10.83	0.96%	(23.24%)	(22.97%)

Capital Opportunities
2005	8,458	$73,576	$8.27	$9.36	0.48%	(0.18%)	1.43%
2004	37,462	324,592	8.26	9.35	0.82%	10.46%	12.24%
2003	28,404	221,280	7.46	8.43	0.49%	24.62%	26.62%
2002	19,116	118,604	5.97	6.74	0.21%	(28.23%)	(27.07%)
01/02/2001 - 12/31/2001	13,489	114,712	8.30	9.36	0.20%	(17.01%)	(16.72%)

International Large-Cap
2005	282,389	$2,676,861	$8.30	$13.17	0.95%	10.47%	12.25%
2004	182,329	1,547,290	7.49	11.73	1.14%	16.26%	18.13%
2003	127,976	922,668	6.43	9.93	1.37%	27.93%	30.00%
2002	70,634	387,361	5.01	7.64	0.93%	(19.26%)	(17.95%)
2001	57,575	374,447	6.19	9.31	0.82%	(19.72%)	(19.44%)

Equity Index
2005	80,050	$1,308,175	$10.41	$19.97	1.75%	2.60%	4.25%
2004	46,439	782,694	10.02	19.35	1.70%	8.40%	10.14%
2003	49,320	772,537	9.13	17.74	1.47%	25.76%	27.78%
2002 (4)	58,669	731,684	7.17	14.02	1.32%	(23.88%)	(22.65%)
2001 (4)	55,993	970,855	9.30	18.32	1.05%	(13.69%)	(13.38%)

Small-Cap Index
2005	62,917	$937,336	$13.55	$15.06	0.51%	2.32%	3.96%
2004	63,104	914,933	13.08	14.64	0.74%	15.43%	17.29%
2003	39,287	491,260	11.19	12.60	0.76%	43.63%	45.94%
2002	25,910	224,678	7.70	8.72	0.85%	(22.75%)	(21.50%)
2001 (4)	13,810	154,533	9.84	11.22	0.98%	(0.04%)	0.31%

Fasciano Small Equity (6)
2005	41,021	$472,902	$10.72	$12.56	0.29%	0.63%	2.25%
2004	16,076	180,521	10.52	12.44	0.61%	16.59%	18.47%
2003	21,852	209,317	8.91	10.63	0.54%	30.51%	32.61%
2002	21,555	156,379	6.75	8.12	0.00%	(26.58%)	(25.39%)
2001	19,989	194,874	9.07	11.01	0.00%	(18.68%)	(18.40%)

Small-Cap Value
2005	24,219	$417,233	$17.02	$17.76	1.11%	11.41%	13.20%
2004 (4)	34,125	525,271	15.27	15.69	1.96%	21.95%	23.91%
05/01/2003 - 12/31/2003	21,960	275,887	12.52	12.66	1.67%	25.25%	26.59%

Multi-Strategy
2005	20,084	$325,873	$11.61	$17.90	2.09%	1.73%	3.36%
2004	23,222	368,928	11.32	17.49	1.70%	7.64%	9.38%
2003	24,811	367,211	10.39	16.16	1.65%	20.84%	22.78%
2002 (4)	23,835	295,652	8.49	13.29	2.00%	(14.79%)	(14.27%)
2001 (4)	25,195	375,938	9.84	15.50	2.48%	(2.88%)	(2.54%)

Main Street Core (6)
2005	115,689	$1,595,188	$9.58	$16.68	1.29%	3.90%	5.57%
2004	74,999	1,027,423	9.11	15.96	1.45%	7.37%	9.10%
2003	58,972	769,037	8.38	14.77	1.19%	24.45%	26.45%
2002	36,789	408,214	6.65	11.80	0.70%	(29.82%)	(28.69%)
2001 (4)	43,183	694,811	9.36	16.71	0.65%	(10.46%)	(10.15%)

See Notes to Financial Statements	See Explanation of References on Page J-4

SEPARATE ACCOUNT A
FINANCIAL HIGHLIGHTS (Continued)

	Number of Units		AUV		Investment
	Outstanding	Total Net Assets	at December 31 (1)		Income	Total Return (3)
Variable Accounts	(in '000)	(in '000)	Lowest	Highest	Ratio (2)	Lowest	Highest

Emerging Markets
2005	55,958	$1,099,297	$16.62	$29.77	1.16%	38.68%	40.91%
2004	39,728	550,207	11.96	21.39	2.18%	31.96%	34.09%
2003	22,815	230,453	9.04	16.16	1.36%	65.15%	67.81%
2002	16,418	96,542	5.46	9.75	0.51%	(4.99%)	(3.45%)
2001	15,882	93,715	5.73	10.22	0.14%	(10.28%)	(9.96%)

Managed Bond
2005	186,046	$2,722,556	$12.09	$16.27	3.40%	0.61%	2.23%
2004 (4)	158,020	2,303,163	12.01	16.08	2.99%	3.29%	4.96%
2003 (4)	134,892	1,907,366	11.63	15.47	4.35%	4.13%	5.81%
2002 (4)	131,496	1,807,539	11.17	14.77	4.66%	8.74%	10.49%
2001	111,216	1,443,776	10.27	13.50	5.08%	5.46%	5.83%

Inflation Managed (6)
2005	157,433	$2,430,537	$12.93	$17.07	3.01%	0.52%	2.13%
2004 (4)	130,232	1,991,098	12.86	16.88	0.88%	6.74%	8.46%
2003 (4)	93,814	1,343,374	12.05	15.72	0.09%	6.10%	7.81%
2002 (4)	70,941	969,025	11.35	14.73	1.08%	13.16%	14.99%
2001	35,304	437,761	10.03	12.94	3.55%	2.45%	2.81%

Money Market
2005	47,882	$552,496	$9.89	$12.43	2.77%	0.79%	2.41%
2004	50,956	578,711	9.81	12.26	0.99%	(0.99%)	0.61%
2003	59,210	679,894	9.91	12.31	0.80%	(1.21%)	0.39%
2002	97,246	1,128,294	10.03	12.39	1.41%	(0.59%)	1.01%
2001	88,253	1,048,968	10.09	12.39	3.57%	2.05%	2.41%

High Yield Bond
2005	53,083	$707,427	$11.54	$14.22	7.07%	0.35%	1.96%
2004	53,762	710,349	11.50	14.09	7.11%	7.26%	8.99%
2003	57,084	700,342	10.72	13.06	7.42%	17.91%	19.81%
2002	34,116	356,950	9.09	11.01	8.82%	(4.91%)	(3.38%)
2001	25,273	284,405	9.56	11.51	9.72%	(0.42%)	(0.07%)

Equity Income
2005	10,320	$125,497	$11.94	$12.73	1.35%	3.55%	5.21%
2004	17,148	200,464	11.53	12.10	1.60%	9.97%	11.74%
2003	14,569	154,163	10.49	10.83	1.48%	23.74%	25.73%
01/02/2002 - 12/31/2002	10,731	91,362	8.47	8.61	1.59%	(14.96%)	(14.74%)

Large-Cap Value
2005	131,227	$1,624,942	$10.80	$13.24	1.13%	4.06%	5.73%
2004	202,397	2,398,999	10.38	12.65	1.47%	7.75%	9.49%
2003	141,194	1,551,417	9.55	11.67	1.46%	28.64%	30.72%
2002	93,650	804,079	7.33	9.02	1.09%	(24.49%)	(23.27%)
2001 (4)	67,042	775,383	9.59	11.87	0.86%	(5.33%)	(4.99%)

Comstock (6)
2005	78,368	$821,032	$10.06	$11.33	1.64%	2.30%	3.95%
2004	65,803	670,082	9.81	10.90	1.32%	14.85%	16.70%
2003	41,914	369,305	8.52	9.34	1.11%	28.78%	30.86%
2002	9,464	64,298	6.60	7.22	0.10%	(23.70%)	(23.24%)
2001	8,081	71,145	8.62	9.43	0.40%	(11.44%)	(11.13%)

Mid-Cap Growth
2005	28,496	$231,698	$7.36	$9.85	0.00%	15.57%	17.43%
2004	27,151	191,057	6.36	8.49	0.00%	19.18%	21.10%
2003	23,836	140,665	5.32	7.10	0.00%	27.81%	29.87%
2002	16,389	75,943	4.15	5.53	0.00%	(48.08%)	(47.24%)
01/02/2001 - 12/31/2001	9,263	81,283	7.98	10.62	0.00%	(20.23%)	(19.95%)

Real Estate (6)
2005	25,484	$674,545	$21.58	$28.79	0.91%	14.48%	16.32%
2004 (4)	25,556	590,482	18.62	25.00	2.73%	34.89%	37.07%
2003 (4)	22,063	378,106	13.63	18.42	3.47%	34.80%	36.97%
2002 (4)	17,472	223,697	9.99	13.58	2.78%	(2.29%)	(0.72%)
2001 (4)	12,896	171,783	10.09	13.82	3.58%	6.65%	7.03%

VN Small-Cap Value (5)
05/02/2005 - 12/31/2005	5,459	$62,324	$11.38	$11.50	0.84%	12.09%	14.27%

Jennison
2005	52	$586	$11.22	$11.39	0.00%	12.05%	12.44%
2004	54	546	10.01	10.13	0.04%	7.32%	7.70%
2003	71	667	9.33	9.41	0.00%	27.36%	27.81%
2002	56	410	7.33	7.36	0.00%	(32.36%)	(32.12%)
09/06/2001 - 12/31/2001	42	451	10.83	10.84	0.00%	8.43%	8.43%

See Notes to Financial Statements	See Explanation of References on Page J-4

SEPARATE ACCOUNT A
FINANCIAL HIGHLIGHTS (Continued)

	Number of Units		AUV		Investment
	Outstanding	Total Net Assets	at December 31 (1)		Income	Total Return (3)
Variable Accounts	(in '000)	(in '000)	Lowest	Highest	Ratio (2)	Lowest	Highest

Value
2005	63	$819	$12.84	$13.03	0.83%	14.21%	14.60%
2004	74	837	11.24	11.37	0.91%	13.82%	14.22%
2003	97	965	9.33	9.96	1.03%	25.42%	25.86%
2002	75	590	7.87	7.91	1.24%	(23.70%)	(23.43%)
09/06/2001 - 12/31/2001 (4)	46	472	10.32	10.33	1.35%	3.31%	3.31%

SP William Blair International Growth (6)
2005	47	$642	$13.49	$13.69	0.25%	13.79%	14.19%
2004	60	714	11.85	11.99	0.00%	14.11%	14.51%
2003	73	759	10.39	10.47	0.00%	36.73%	37.21%
2002	48	363	7.60	7.63	0.00%	(24.18%)	(23.91%)
09/06/2001 - 12/31/2001	15	153	10.02	10.03	0.00%	0.29%	0.29%

SP Prudential U.S. Emerging Growth
2005	22	$298	$13.57	$13.78	0.00%	15.44%	15.85%
2004	23	270	11.76	11.89	0.03%	18.91%	19.32%
2003	27	264	9.89	9.97	0.00%	39.05%	39.54%
2002	25	180	7.11	7.14	0.00%	(33.59%)	(33.35%)
09/06/2001 - 12/31/2001	10	104	10.71	10.72	0.00%	7.19%	7.19%

JPMorgan Investment Trust Bond (7)
2005	12,119	$127,276	$10.50	$10.50	2.65%	0.97%	0.97%
06/10/2004 - 12/31/04	3,092	32,173	10.40	10.40	0.00%	4.04%	4.04%

JPMorgan Investment Trust Equity Index (7)
2005	40	$444	$10.98	$10.98	1.39%	3.01%	3.01%
06/10/2004 - 12/31/04	21	226	10.66	10.66	0.00%	6.55%	6.55%

JPMorgan Investment Trust Diversified Equity (7)
2005	16	$169	$10.65	$10.65	1.00%	0.91%	0.91%
06/10/2004 - 12/31/04	7	70	10.55	10.55	0.00%	5.52%	5.52%

JPMorgan Investment Trust Mid Cap Value (7)
2005	8,127	$96,939	$11.89	$11.93	0.25%	8.23%	8.23%
06/10/2004 - 12/31/04	1,148	12,649	11.02	11.02	0.00%	10.23%	10.23%

JPMorgan Investment Trust Large Cap Growth (7)
2005	6,941	$75,038	$10.78	$10.81	0.48%	3.60%	3.60%
06/10/2004 - 12/31/04	2,816	29,388	10.44	10.44	0.00%	4.38%	4.38%

JPMorgan Investment Trust Mid Cap Growth (7)
2005	19	$220	$11.68	$11.68	0.00%	9.55%	9.55%
06/10/2004 - 12/31/04	8	86	10.66	10.66	0.00%	6.58%	6.58%

Explanation of References for Financial Highlights on J-1 through J-4

(1)	The AUV is presented as a range from lowest to highest based on the ending AUV for all product groupings as of December 31 of each year. The lowest and highest AUV may be the same for a Variable Account if there is only one product which has investments during the year.

(2)	The investment income ratios represent the dividends, excluding distributions of capital gains, received by the Variable Accounts from the underlying portfolios, divided by the average daily net assets. These ratios are before the deduction of mortality and expense risk (“M&E”), administrative charges, and additional death benefit rider charges, if any, that are assessed against contract owner accounts. The recognition of investment income by the Variable Accounts is affected by the timing of the declaration of dividends by the underlying portfolios in which the Variable Accounts invest. The ratios for periods of less than one full year are annualized.

(3)	Total returns reflect changes in unit value of the underlying portfolios and deductions for M&E, administrative charges, and additional death benefit rider charges, if any, assessed through the daily AUV calculation. These charges are assessed at annual rates ranging from 0.40% to 2.00% of the average daily net assets of each Variable Account as discussed in Note 4 to the Financial Statements. Total returns do not include deductions at the separate account or contract level for any premium loads, maintenance fees, premium tax charges, withdrawal and surrender charges, charges for other optional benefit riders, or other charges that may incur under a contract which, if incurred, would have resulted in lower returns. Total returns are presented as a range of lowest to highest values based on the product grouping representing the minimum to maximum expense ratio amounts. Total returns for those individual contracts which commenced operations during the year may not be within the ranges presented. Total returns are not annualized for periods of less than one full year.

(4)	Prior year investment income ratios have been restated to conform with current year presentation. This change had no impact on total net assets.

(5)	Operations commenced during 2005 (See Note 1 to Financial Statements).

(6)	Prior to 05/01/2001, Inflation Managed Variable Account was named Government Securities Variable Account; prior to 05/01/2002, Real Estate Variable Account was named REIT Variable Account; prior to 01/01/2003, Main Street Core Variable Account was named Large-Cap Core Variable Account, and prior to 01/01/2002, it was named Equity Income Variable Account; prior to 05/01/2003, Comstock Variable Account was named Strategic Value Variable Account; prior to 05/01/2004, SP William Blair International Growth Variable Account was named SP Jennison International Growth Variable Account; prior to 02/01/2005, Concentrated Growth Variable Account was named I-Net Tollkeeper Variable Account; and prior to 05/01/2005, Fasciano Small Equity Variable Account was named Aggressive Equity Variable Account.

(7)	JPMorgan Investment Trust was formerly named One Group® Investment Trust.
See Notes to Financial Statements

SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
1. ORGANIZATION
     The Separate Account A (the “Separate Account”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and as of December 31, 2005 is comprised of forty-four subaccounts called Variable Accounts. The assets in each of the variable accounts invest in the corresponding portfolios of Pacific Select Fund, Class II shares of the Prudential Series Fund, Inc., and JPMorgan Investment Trust (each, a “Fund” and collectively, the “Funds”) as follows:
     Pacific Select Fund
     Blue Chip (Large-Cap Growth effective January 1, 2006)
     Aggressive Growth
     Financial Services
     Diversified Research
     Equity
     American Funds® Growth-Income
     American Funds® Growth
     Technology
     Short Duration Bond
     Concentrated Growth (formerly I-Net TollkeeperSM)
     Growth LT
     Focused 30
     Health Sciences
     Mid-Cap Value
     International Value
     Capital Opportunities
     International Large-Cap
     Equity Index
     Small-Cap Index
     Fasciano Small Equity (formerly Aggressive Equity)
     Small-Cap Value
     Multi-Strategy
     Main Street® Core
     Emerging Markets
     Managed Bond
     Inflation Managed
     Money Market
     High Yield Bond
     Equity Income
     Large-Cap Value
     Comstock
     Mid-Cap Growth
     Real Estate
     VN Small-Cap Value
     Prudential Series Fund, Inc.
     Jennison (Class II)
     Value (Class II)
     SP William Blair International Growth (Class II)
     SP Prudential U.S. Emerging Growth (Class II)
     JPMorgan Investment Trust (formerly named One Group® Investment Trust)
     JPMorgan Investment Trust Bond
     JPMorgan Investment Trust Equity Index
     JPMorgan Investment Trust Diversified Equity
     JPMorgan Investment Trust Mid Cap Value
     JPMorgan Investment Trust Large Cap Growth
     JPMorgan Investment Trust Mid Cap Growth
     American Funds is a registered trademark of American Funds Distributors, Inc., I-Net Tollkeeper is a service mark of Goldman, Sachs & Co., and Main Street is a registered trademark of OppenheimerFunds, Inc. Each portfolio pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are either included in Sections C through G of this brochure or provided separately and should be read in conjunction with the Separate Account’s financial statements.
     The Separate Account organized and registered with the Securities and Exchange Commission (“SEC”) three new Variable Accounts that commenced operations on May 2, 2005: the American Funds Growth-Income, American Funds Growth, and VN Small-Cap Value Variable Accounts.
     The net assets of the Pacific Select Fund’s Small-Cap Equity Portfolio (the “Acquired Portfolio”), the underlying portfolio for the Small-Cap Equity Variable Account, was transferred to the Pacific Select Fund’s Small-Cap Index Portfolio (the “Surviving Portfolio”), the underlying portfolio for the Small-Cap Index Variable Account, in exchange for shares of the Surviving Portfolio (the “Reorganization”). The Reorganization took place on April 30, 2004. In connection with the Reorganization, a total of 17,120,536 outstanding accumulation units (valued at $258,869,466) of the Small-Cap Equity Variable Account were exchanged for 20,644,781 accumulation units with equal value of the Small-Cap Index Variable account.
     The Separate Account was established by Pacific Life Insurance Company (“Pacific Life”) on September 7, 1994 and commenced operations on January 2, 1996. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable annuities, are obligations of Pacific Life.
     The Separate Account held by Pacific Life represents funds from individual flexible premium variable accumulation deferred annuity contracts (the “Contracts”). The assets of the Separate Account are carried at market value.
2. SIGNIFICANT ACCOUNTING POLICIES
     The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.
     A. Valuation of Investments
     Investments in shares of the Funds are valued at the reported net asset values of the respective portfolios. Valuation of securities held by the Funds is discussed in the notes to their financial statements.
     B. Security Transactions and Investment Income
     Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and the amounts distributed to the Separate Account for its share of

SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (Continued)
dividends are reinvested in additional full and fractional shares of the related portfolios.
     C. Federal Income Taxes
     The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Tax Reform Act of 1986. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account. Pacific Life will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any Federal income taxes that would be attributable to the Contracts.
     D. Contracts in Payout Period
     Net assets allocated to contracts in payout period are computed according to the 1983a Individual Annuitant Mortality Table. The assumed investment return is 5.0 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7.0 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by Pacific Life and may result in additional amounts being transferred into the Variable Accounts by Pacific Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed the amounts required, transfers may be made to Pacific Life.
3. RELATED PARTY AGREEMENT
     Pacific Select Distributors, Inc., a wholly-owned subsidiary of Pacific Life, serves as principal underwriter of variable annuity contracts funded by interests in the Separate Account, without remuneration from the Separate Account.
4. CHARGES AND EXPENSES
     Contracts funded by the Separate Account currently being sold or administered include the Pacific One, Pacific Portfolios, Pacific Value, Pacific Innovations, Pacific Innovations Select, Pacific One Select and Pacific Odyssey. Pacific Value, Pacific Innovations, Pacific Innovations Select, Pacific One Select, and Pacific Odyssey Contracts have three different death benefit options: the Standard Death Benefit, the Stepped-Up Death Benefit Rider, and for contracts issued before May 1, 2003, the Premier Death Benefit Rider. Pacific Portfolios’ Contracts have two different death benefit options: the Standard Death Benefit and the Stepped-Up Death Benefit Rider. The death benefit riders are not available to owners of Pacific One Contracts as of December 31, 2005. Pacific Life deducts from the Separate Account daily charges for mortality and expense risks (“M&E”) and administrative expenses Pacific Life assumes, and additional death benefit riders for Pacific Portfolios, Pacific Value, Pacific Innovations, Pacific Innovations Select, Pacific One Select, and Pacific Odyssey Contract Owners who purchased the Stepped-Up Death Benefit Rider or the Premier Death Benefit Rider. These charges are assessed daily at the following annual rates on the average daily net assets of each Variable Account:

	Death Benefit Options
	Standard	With Stepped-	With Premier
	Death	Up Death	Death Benefit
Pacific One Contracts	Benefit	Benefit Rider	Rider

M&E Charge	1.25%	N/A	N/A
Administrative Fee	0.15%	N/A	N/A
Death Benefit Rider Charge	None	N/A	N/A

Total Annual Expenses	1.40%	N/A	N/A

	Standard	With Stepped-	With Premier
	Death	Up Death	Death Benefit
Pacific One Contracts	Benefit	Benefit Rider	Rider

M&E Charge	1.25%	1.25%	N/A
Administrative Fee	0.15%	0.15%	N/A
Death Benefit Rider Charge	None	0.20%	N/A

Total Annual Expenses	1.40%	1.60%	N/A

Pacific Value and Pacific Innovations Contracts

M&E Charge	1.25%	1.25%	1.25%
Administrative Fee	0.15%	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%	0.35%

Total Annual Expenses	1.40%	1.60%	1.75%

Pacific Innovations Select and Pacific One Select Contracts

M&E Charge	1.40%	1.40%	1.40%
Administrative Fee	0.25%	0.25%	0.25%
Death Benefit Rider Charge	None	0.20%	0.35%

Total Annual Expenses	1.65%	1.85%	2.00%

Pacific Odyssey Contracts

M&E Charge	0.15%	0.15%	0.15%
Administrative Fee	0.25%	0.25%	0.25%
Death Benefit Rider Charge	None	0.20%	0.35%

Total Annual Expenses	0.40%	0.60%	0.75%

     Under the Contracts, Pacific Life makes certain deductions from the net assets of each Variable Account for maintenance fees, any other optional benefit riders, any state premium taxes, and any withdrawal and surrender charges. The operating expenses of the Separate Account are paid by Pacific Life.
5. SUBSTITUTION AND SUBSEQUENT EVENTS
     An application for an order of approval for the substitution of the Equity Income Portfolio, the underlying portfolio for the Equity Income Variable Account, with shares of the American Funds Growth-Income Portfolio, the underlying portfolio for the American Funds Growth-Income Variable Account, has been filed with the SEC. If the SEC issues an order to permit the substitution, the Equity Income Portfolio will be liquidated and its shares will be exchanged for shares of the American Funds Growth-Income Portfolio. The Equity Income Portfolio will then be closed.
     On November 14, 2005, the Pacific Select Fund’s Board approved plans of reorganization (the “Reorganizations”) subject to approval by the SEC and the shareholders of the Aggressive Growth and Financial Services Portfolios, the underlying portfolios for the Aggressive Growth and Financial Services Variable Accounts, respectively. Under the Reorganizations, the Mid-Cap Growth Portfolio and the Large-Cap Value Portfolio, the underlying portfolios for the Mid-Cap Growth and Large-Cap Value Variable Accounts, will acquire all of the assets and liabilities of the Aggressive Growth Portfolio and Financial Services Portfolio, respectively. The Reorganizations are expected to be effective as of the close of business on April 28, 2006, or on a later date as the parties may agree.

SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (Continued)
6. PURCHASES AND SALES OF INVESTMENTS
     The cost of of purchases and proceeds from sales of investments for the year or period ended December 31, 2005, were as follows (amounts in thousands):

Variable Accounts	Purchases	Sales
Blue Chip	$312,211	$911,934
Aggressive Growth	11,701	26,381
Financial Services	15,600	31,608
Diversified Research	525,938	25,658
Equity	8,749	50,213
American Funds Growth-Income (1)	682,921	2,012
American Funds Growth (1)	876,080	2,148
Technology	43,135	40,284
Short Duration Bond	430,495	264,417
Concentrated Growth (2)	17,993	29,222
Growth LT	102,979	340,237
Focused 30	65,915	43,083
Health Sciences	34,010	33,825
Mid-Cap Value	958,038	117,283
International Value	441,607	622,822
Capital Opportunities	31,755	268,778
International Large-Cap	973,005	100,338
Equity Index	653,847	182,509
Small-Cap Index	131,005	131,754
Fasciano Small Equity (2)	293,031	21,332
Small-Cap Value	128,067	274,400
Multi-Strategy	16,921	67,266
Main Street Core	516,429	23,585
Emerging Markets	332,176	70,020
Managed Bond	437,362	44,591
Inflation Managed	500,834	83,856
Money Market	885,583	919,796
High Yield Bond	267,484	276,668
Equity Income	33,809	112,046
Large-Cap Value	341,935	1,142,285
Comstock	213,567	85,438
Mid-Cap Growth	79,286	67,380
Real Estate	94,290	96,030
VN Small-Cap Value (1)	61,485	3,903
Jennison	4	28
Value	2	124
SP William Blair International Growth	18	164
SP Prudential U.S. Emerging Growth	—	12
JPMorgan Investment Trust Bond (3)	94,259	—
JPMorgan Investment Trust Equity Index (3)	213	12
JPMorgan Investment Trust Diversified Equity (3)	110	16
JPMorgan Investment Trust Mid Cap Value (3)	78,880	—
JPMorgan Investment Trust Large Cap Growth (3)	59,577	17,052
JPMorgan Investment Trust Mid Cap Growth (3)	134	22

(1)	Operations commenced during 2005 (See Note 1 to Financial Statements).

(2)	The Concentrated Growth and Fasciano Small Equity Variable Accounts were formerly named I-Net Tollkeeper and Aggressive Equity Variable Accounts, respectively.

(3)	JPMorgan Investment Trust was formerly named One Group® Investment Trust.

SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (Continued)
7. CHANGES IN UNITS OUTSTANDING
     The changes in units outstanding for the years or periods ended December 31, 2005 and 2004 were as follows (amounts in thousands):

	2005			2004
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Blue Chip	66,493	(147,923)	(81,430)	113,321	(25,971)	87,350
Aggressive Growth	1,785	(3,410)	(1,625)	3,517	(3,316)	201
Financial Services	2,038	(3,587)	(1,549)	3,167	(3,624)	(457)
Diversified Research	58,829	(12,404)	46,425	20,097	(9,934)	10,163
Equity	1,527	(4,714)	(3,187)	3,037	(7,121)	(4,084)
American Funds Growth-Income (1)	71,326	(4,752)	66,574	—	—	—
American Funds Growth (1)	90,843	(6,992)	83,851	—	—	—
Technology	10,065	(9,935)	130	9,362	(14,710)	(5,348)
Short Duration Bond	64,421	(47,723)	16,698	78,397	(29,597)	48,800
Concentrated Growth (2)	3,908	(6,430)	(2,522)	5,465	(7,840)	(2,375)
Growth LT	17,840	(32,434)	(14,594)	27,558	(23,196)	4,362
Focused 30	8,441	(6,340)	2,101	5,948	(5,057)	891
Health Sciences	4,697	(4,753)	(56)	5,732	(5,929)	(197)
Mid-Cap Value	77,154	(27,322)	49,832	38,312	(23,443)	14,869
International Value	55,270	(69,580)	(14,310)	85,346	(59,070)	26,276
Capital Opportunities	6,281	(35,285)	(29,004)	18,396	(9,338)	9,058
International Large-Cap	147,136	(47,076)	100,060	99,935	(45,582)	54,353
Equity Index	56,331	(22,720)	33,611	14,139	(17,020)	(2,881)
Small-Cap Index	21,436	(21,623)	(187)	48,089	(24,272)	23,817
Fasciano Small Equity (2)	30,898	(5,953)	24,945	6,644	(12,420)	(5,776)
Small-Cap Value	15,976	(25,882)	(9,906)	22,777	(10,612)	12,165
Multi-Strategy	2,643	(5,781)	(3,138)	4,594	(6,183)	(1,589)
Main Street Core	61,635	(20,945)	40,690	28,612	(12,585)	16,027
Emerging Markets	32,850	(16,620)	16,230	29,528	(12,615)	16,913
Managed Bond	61,958	(33,932)	28,026	61,998	(38,870)	23,128
Inflation Managed	59,385	(32,184)	27,201	64,579	(28,161)	36,418
Money Market	116,918	(119,992)	(3,074)	148,341	(156,595)	(8,254)
High Yield Bond	31,283	(31,962)	(679)	43,243	(46,565)	(3,322)
Equity Income	4,806	(11,634)	(6,828)	8,410	(5,831)	2,579
Large-Cap Value	53,263	(124,433)	(71,170)	92,298	(31,095)	61,203
Comstock	35,465	(22,900)	12,565	34,433	(10,544)	23,889
Mid-Cap Growth	15,419	(14,074)	1,345	13,280	(9,965)	3,315
Real Estate	9,469	(9,541)	(72)	12,415	(8,922)	3,493
VN Small-Cap Value (1)	6,269	(810)	5,459	—	—	—
Jennison	1	(3)	(2)	1	(18)	(17)
Value	—	(11)	(11)	1	(24)	(23)
SP William Blair International Growth	1	(14)	(13)	—	(13)	(13)
SP Prudential U.S. Emerging Growth	—	(1)	(1)	—	(4)	(4)
JPMorgan Investment Trust Bond (3)	9,725	(698)	9,027	3,121	(29)	3,092
JPMorgan Investment Trust Equity Index (3)	20	(1)	19	22	(1)	21
JPMorgan Investment Trust Diversified Equity (3)	11	(2)	9	7	—	7
JPMorgan Investment Trust Mid Cap Value (3)	7,301	(322)	6,979	1,160	(12)	1,148
JPMorgan Investment Trust Large Cap Growth (3)	6,516	(2,391)	4,125	2,843	(27)	2,816
JPMorgan Investment Trust Mid Cap Growth (3)	13	(2)	11	8	—	8

(1)	Operations commenced during 2005 (See Note 1 to Financial Statements).

(2)	The Concentrated Growth and Fasciano Small Equity Variable Accounts were formerly named I-Net Tollkeeper and Aggressive Equity Variable Accounts, respectively.

(3)	Operations commenced on June 10, 2004. JPMorgan Investment Trust was formerly named One Group® Investment Trust.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The Board of Directors
Pacific Life Insurance Company:
     We have audited the accompanying statements of assets and liabilities of Separate Account A (the “Separate Account”) (comprised of Blue Chip, Aggressive Growth, Financial Services, Diversified Research, Equity, American Funds® Growth-Income, American Funds® Growth, Technology, Short Duration Bond, Concentrated Growth (formerly I-Net TollkeeperSM), Growth LT, Focused 30, Health Sciences, Mid-Cap Value, International Value, Capital Opportunities, International Large-Cap, Equity Index, Small-Cap Index, Fasciano Small Equity (formerly Aggressive Equity), Small-Cap Value, Multi-Strategy, Main Street® Core, Emerging Markets, Managed Bond, Inflation Managed, Money Market, High Yield Bond, Equity Income, Large-Cap Value, Comstock, Mid-Cap Growth, Real Estate, VN Small-Cap Value, Jennison, Value, SP William Blair International Growth, SP Prudential U.S. Emerging Growth, JPMorgan Investment Trust Bond, JPMorgan Investment Trust Equity Index, JPMorgan Investment Trust Diversified Equity, JPMorgan Investment Trust Mid Cap Value, JPMorgan Investment Trust Large Cap Growth, and JPMorgan Investment Trust Mid Cap Growth (JPMorgan Investment Trust was formerly named One Group Investment Trust) Variable Accounts — collectively, the “Variable Accounts”) as of December 31, 2005, the related statements of operations for the year then ended (as to the American Funds Growth-Income, American Funds Growth, and VN Small-Cap Value Variable Accounts, for the period from commencement of operations through December 31, 2005 ), the statements of changes in net assets for each of the two years in the period then ended (as to the JPMorgan Investment Trust Bond, JPMorgan Investment Trust Equity Index, JPMorgan Investment Trust Diversified Equity, JPMorgan Investment Trust Mid Cap Value, JPMorgan Investment Trust Large Cap Growth, and JPMorgan Investment Trust Mid Cap Growth Variable Accounts, for the year ended December 31, 2005, and for the period from commencement of operations through December 31, 2004, and as to the American Funds Growth-Income, American Funds Growth, and VN Small-Cap Value Variable Accounts, for the period from commencement of operations through December 31, 2005), and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005. We believe that our audits provide a reasonable basis for our opinion.
     In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting Separate Account A as of December 31, 2005, the results of their operations, the changes in their net assets, and the related financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.
DELOITTE & TOUCHE LLP
Costa Mesa, California
March 1, 2006

L-1

Annual Reports
as of December 31, 2005

•	Pacific Select Fund
•	Separate Account A of Pacific Life Insurance Company

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626

Counsel
Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006-2401

Pacific Life Insurance Company
P.O. Box 7187
Pasadena, California 91109-7187

ADDRESS SERVICE REQUESTED

Form No.	2143-6A